Discontinued Operations and Assets and Liabilities Held for Sale	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations and Assets and Liabilities Held for Sale
33. DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
Discontinued operations
Proposed transfer of the CIB business to SLB
Following a hearing held on 23 June 2021, the High Court of England and Wales has sanctioned the transfer of substantially all the CIB business of Santander UK to SLB by way of a Part VII banking business transfer scheme. The transfers of CIB business to SLB under the scheme are scheduled to take place before the end of 2021.
At 30 June 2021, the CIB business met the requirements for presentation as discontinued operations. The financial performance and cash flow information relating to the discontinued operations were as follows:

	Half year to	Half year to
	30 June 2021	30 June 2020
	£m	£m
Net interest income	24	25
Net fee and commission income	27	22
Total operating income	51	47
Operating expenses before credit impairment losses, provisions and charges	(22)	(33)
Credit impairment losses	7	(12)
Provisions for other liabilities and charges	(3)	(4)
Total operating credit impairment losses, provisions and charges	4	(16)
Profit/(loss) from discontinued operations before tax	33	(2)
Tax on profit/(loss) from discontinued operations	(9)	1
Profit/(loss) from discontinued operations after tax	24	(1)

There were no gains or losses recognised on the measurement to fair value less costs to sell or on the disposal of the asset groups constituting the discontinued operations.
In H121, the net cash flows attributable to the operating activities, investing activities and financing activities in respect of discontinued operations were £1,754m outflow (H120: £524m inflow), £nil (H120: £nil) and £nil (H120: £nil), respectively.
Assets and liabilities held for sale
Proposed transfer of the CIB business to SLB
Management considered the related business transfers to be highly probable at 30 June 2021. As such, the Santander UK group reclassified as held for sale the assets and liabilities relating to the CIB business.
These business transfers will be made for a cash consideration equivalent to the book value of the associated assets and liabilities, which represents a fair value for the Santander UK group. Costs to sell are expected to be immaterial.
Sale of Retail Banking mortgage assets
At 30 June 2021, Santander UK was in the process of selling a portfolio of Retail Banking residential mortgage assets and expected to complete the transaction in August 2021. Management considered the sale to be highly probable at 30 June 2021. As such, the Santander UK group reclassified as held for sale the mortgage assets.
The sale is expected to be made for a cash consideration exceeding the book value of the mortgage assets, resulting in a gain on disposal. Costs to sell are expected to be immaterial.
Assets and liabilities held for sale
At 30 June 2021, the assets and liabilities held for sale comprised of:

	Net assets/liabilities held for sale
	CIB business transfer to SLB	Sale of residential mortgages	Total
	£m	£m	£m
Assets
Derivative financial instruments	143	—	143
Other financial assets at fair value through profit or loss	16	—	16
Loans and advances to customers	1,878	608	2,486
Total assets held for sale	2,037	608	2,645
Liabilities
Derivative financial instruments	95	—	95
Other financial liabilities at fair value through profit or loss	27	—	27
Deposits by customers	3,769	—	3,769
Deposits by banks	21	—	21
Total liabilities held for sale	3,912	—	3,912